SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at the beginning of the year	1,689,480
Granted	15,000
Exercised	(382,833)
Forfeited	(30,806)
Outstanding at the end of the year	1,290,841	1,689,480
Exercisable at the end of the year	985,494
Vested and expected to vest at end of year	985,494
Weighted average exercise price
Outstanding at the beginning of the year	$ 1.8
Granted	$ 4.27
Exercised	$ 1.41
Forfeited	$ 2.28
Outstanding at the end of the year	$ 1.93	$ 1.8
Exercisable at the end of the year	$ 1.82
Vested and expected to vest at end of year	$ 1.82
Weighted average remaining contractual life (years)
Outstanding at the end of the year	7 years 10 months 10 days	8 years 3 months 4 days
Exercisable at the end of the year	7 years 6 months
Vested and expected to vest at end of year	7 years 6 months
Aggregate intrinsic value
Outstanding at the end of the year	$ 1,930
Exercisable at the end of the year	1,582
Vested and expected to vest at end of year	$ 1,582